Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule Of Long-Term Debt

	December 31, 2011	December 31, 2010
	(Millions)
Credit Agreement
Revolving credit facility, weighted-average variable interest rate of 1.69% and 1.14%, respectively, and net effective interest rate of 4.86% and 4.28%, respectively, due November 10, 2016 (a)	$497.0	$398.0
Debt Securities
Issued September 30, 2010, interest at 3.25% payable semi-annually, due October 1, 2015	250.0	250.0
Unamortized discount	(0.2)	(0.2)

Total long-term debt	$746.8	$647.8

(a)	$450.0 million of debt has been swapped to a fixed-rate obligation with effective fixed-rates ranging from 2.94% to 5.19%, for a net effective rate of 4.86% on the $497.0 million of outstanding debt under our revolving credit facility as of December 31, 2011.

Future Maturities Of Long-Term Debt

Debt Maturities
(Millions)
2012	$—
2013	—
2014	—
2015	250.0
Thereafter	497.0

Unamortized discount	(0.2)

Total	$746.8